MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2013 to the combined Prospectus (the “Prospectus”) dated May 1, 2013 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series – Class S and I
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series – Class S and I	New York Tax Exempt Series
Global Fixed Income Series – Class S and I	Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Effective August 1, 2013, the shares of the Core Plus Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Core Plus Bond Series are offered in a separate prospectus. Accordingly, effective August 1, 2013, shares of the Core Plus Bond Series are no longer offered in the Prospectus, and all references to the Core Plus Bond Series in the Prospectus are hereby deleted.

For information on the Core Plus Bond Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

2.	The subsection titled “The Advisor” in the Management section of the prospectus is hereby deleted and replaced by the following:

The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450 (“Manning & Napier”). Manning & Napier is registered as an investment advisor with the SEC. The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA). Therefore, neither the Advisor nor the Series are subject to registration or regulation as a commodity pool operator under the CEA.

Manning & Napier managed $45.2 billion for individual and institutional investors as of December 31, 2012. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp MNSMX 08/01/2013